ENTERPRISE-WIDE DISCLOSURE (Tables)	9 Months Ended
Apr. 30, 2024
Segment Reporting [Abstract]
Schedule of revenues by business

	For the three months ended		For the nine months ended
	April 30,		April 30,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Sales	$–	$115,000	$103,382	$294,880
Software and Website Development Services	–	–	19,230	–
Technical Consulting and Training Services	–	–	–	14,470
Software Maintenance and Business Promotion Services	–	29,013	29,276	57,763
Business Consulting Services	18,472	–	86,584	–
Global Logistics Services	1,921,874	–	5,922,650	–
Total revenues	$1,940,346	$144,013	$6,161,122	$367,113

Schedule of revenues by regions

	For the three months ended		For the nine months ended
	April 30,		April 30,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Hong Kong	$1,478,654	$122,500	$4,681,105	$331,850
Vietnam	143,692	–	855,917	–
Japan	318,000	–	622,850	–
Singapore	–	21,513	1,250	35,263
Total revenues	$1,940,346	$144,013	$6,161,122	$367,113